PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2016
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

6.       PROPERTY, EQUIPMENT AND SOFTWARE, NET

	December 31, 2015	December 31, 2016
	RMB	RMB
Computer and transmission equipment	17,509	37,582
Furniture and office equipment	258	2,410
Leasehold improvements	998	6,312
Software	2,063	3,547

Total property, equipment and software	20,828	49,851
Accumulated depreciation and amortization	4,645	14,348

Property, equipment and software, net	16,183	35,503

Depreciation and amortization expense on property, equipment and software for the years ended December 31, 2014, 2015 and 2016 were RMB1,140, RMB3,635 and RMB10,609, respectively.